UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 9/30/07

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VII, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-11604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

                  /s/ Pamela K. Hagenah
                  --------------------------------------------------------------
                  Pamela K. Hagenah    Menlo Park, California   November 6, 2007
                  [Signature]               [City, State]            [Date]

Report type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                  -0-

Form 13F Information Table Total:                   21

Form 13F Information Table Value Total:             $235,906
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                      INTEGRAL CAPITAL MANAGEMENT VII, LLC
                           FORM 13F INFORMATION TABLE
                                 AS OF 06/30/07


                                                       VALUE       SHARES/    SH/  PUT/  INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP    (X$1000)     PRN AMT     PRN  CALL  DSCRETN   MANAGERS   SOLE    SHARED   NONE
----------------------    --------------  --------- -----------   --------    ---  ----  -------   --------  --------  ------   ----
ACME PACKET INC.            COMM STK       004764106    4,163      270,000      SH        SOLE                 270,000   0        0
AKAMAI TECHNOLOGIES INC     COMM STK       00971T101   13,934      485,000      SH        SOLE                 485,000   0        0
BAIDU COM INC               SPON ADR REP A 056752108    6,517       22,500      SH        SOLE                  22,500   0        0
BLUE COAT SYSTEMS INC       COMM STK       09534T508   11,026      140,000      SH        SOLE                 140,000   0        0
CEPHALON INC                COMM STK       156708109   12,055      165,000      SH        SOLE                 165,000   0        0
COMBINATORX INC             COMM STK       20010A103    2,766      442,489      SH        SOLE                 442,489   0        0
CONCUR TECHNOLOGIES INC     COMM STK       206708109    7,880      250,000      SH        SOLE                 250,000   0        0
DIVX INC.                   COMM STK       255413106   14,870    1,000,000      SH        SOLE               1,000,000   0        0
F5 NETWORKS INC             COMM STK       315616102    3,719      100,000      SH        SOLE                 100,000   0        0
FOCUS MEDIA HLDG LTD        SPONSORED ADR  34415V109   26,109      450,000      SH        SOLE                 450,000   0        0
GENOMIC HEALTH INC          COMM STK       37244C101   11,898      620,000      SH        SOLE                 620,000   0        0
GILEAD SCIENCES INC         COMM STK       375558103    9,196      225,000      SH        SOLE                 225,000   0        0
GOOGLE INC                  COMM STK       38259P508   28,364       50,000      SH        SOLE                  50,000   0        0
INFINERA CORPORATION        COMM STK       45667G103    1,643       81,540      SH        SOLE                  81,540   0        0
INTERNAP NETWORK SVCS CORP  COMM STK       45885A300   11,336      800,000      SH        SOLE                 800,000   0        0
KENEXA CORPORATION          COMM STK       488879107    8,311      270,000      SH        SOLE                 270,000   0        0
NEUROMETRIX INC.            COMM STK       641255104    4,365      500,000      SH        SOLE                 500,000   0        0
NEUSTAR INC.                CL A           64126X201   20,574      600,000      SH        SOLE                 600,000   0        0
NVIDIA CORP                 COMM STK       67066G104    8,371      231,000      SH        SOLE                 231,000   0        0
SKILLSOFT PLC               SPONSORED ADR  830928107   16,182    1,800,000      SH        SOLE               1,800,000   0        0
SONUS NETWORKS INC          COMM STK       835916107   12,627    2,070,000      SH        SOLE               2,070,000   0        0

GRAND TOTAL                                          $235,906


